Note 5 - Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5
 – Property and Equipment

Property and equipment, net consisted of the following:

	Successor	Successor
	March 31, 2017	December 31, 2016

Medical equipment	$402,234	$405,096
Office equipment	48,888	48,888
Software	257,619	257,619
Manufacturing equipment	34,899	34,899
Leasehold improvements	19,215	19,215
	762,855	765,717
Less accumulated depreciation and amortization	(374,476)	(279,601)
	$388,379	$486,116

Depreciation and amortization expense
 was approximately
$97,000
 and
$131,000
 for the
three
months ended
March 31, 2017
and
2016,
respectively.

Note
6
 — Property and Equipment

Property and equipment, net consisted of the following:

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Medical equipment	$405,096	$1,195,467
Office equipment	48,888	142,827
Software	257,619	523,571
Manufacturing equipment	34,899	307,851
Leasehold improvements	19,215	32,130
	765,717	2,201,846
Less accumulated depreciation and amortization	(279,601)	(1,086,632)
	$486,116	$1,115,214

For the period from
January 1, 2016
through
May 4, 2016
depreciation expense and amortization was approximately
$249,000,
of which
$80,000
was classified as general and administrative expenses,
$9,000
as sales and marketing expenses,
$37,000
as research and development expenses,
$67,000
as reorganization items, net, and
$56,000
as cost of sales. For the period from
May 5, 2016
through
December 31, 2016
depreciation expense and amortization was approximately
$280,000,
of which
$100,000
was classified as general and administrative expenses,
$12,000
as sales and marketing expenses,
$70,000
as research and development expenses, and
$98,000
as cost of sales.

For the year ended
December 31, 2015
depreciation expense and amortization was approximately
$433,000,
of which
$246,000
was classified as general and administrative expenses,
$25,000
as sales and marketing expenses,
$68,000
as research and development expenses, and
$94,000
as cost of sales.